Consequences of initiatives to limit climate changes (Tables)	12 Months Ended
Dec. 31, 2022
Consequences of initiatives to limit climate changes [abstract]
Number of EU ETS quotas
Number of EU ETS quotas 2022 2021
Opening balance at 1 January 11,026,286 11,027,242
Allocated free quotas 3,697,089 3,560,286
Purchased quotas on the ETS market 5,985,000 7,605,265
Sold quotas on the ETS market 0 (135,177)
Settled quotas (offset against emissions) (9,925,999) (11,031,330)
Closing balance at 31 December 10,782,376 11,026,286

Price Sensitivity
Management's price assumptions 1) NZE by 2050 scenario Announced Pledged Scenario
Brent blend, 2030 75 USD/bbl 40 USD/bbl 71 USD/bbl
Brent blend, 2040 70 USD/bbl 34 USD/bbl 69 USD/bbl
Brent blend, 2050 65 USD/bbl 28 USD/bbl 67 USD/bbl
TTF, 2030 9.5 USD/MMBtu 5.0 USD/MMBtu 8.5 USD/MMBtu
TTF, 2040 9.0 USD/MMBtu 4.5 USD/MMBtu 7.7 USD/MMBtu
TTF, 2050 9.0 USD/MMBtu 4.1 USD/MMBtu 6.8 USD/MMBtu
EU ETS 2), 3) , 2030 94 USD/tCO
2
152 USD/tCO
2
146 USD/tCO
2
EU ETS 2), 3) , 2040 124 USD/tCO
2
222 USD/tCO
2
189 USD/tCO
2
EU ETS 2), 3) , 2050 153 USD/tCO
2
271 USD/tCO
2
216 USD/tCO
2
Illustrative potential impairment (USD) ~ 4.0 billion < 0.5 billion
Management’s future commodity price assumptions

applied when estimating value in use, see note 14

Impairments
2)

Scenarios: Price of CO
2

quotas in advanced economies with net zero pledges,

not including any other CO
2

taxes
3)

EU ETS price assumptions have been translated from EUR

to USD using Equinor’s assumptions for currency rates, EUR/USD

=
1,176